Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares	Treasury Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	CVS Health Shareholders' Equity	Noncontrolling Interest
Balance at beginning of period (in shares) at Dec. 31, 2015		1,699	(598)
Balance at beginning of period at Dec. 31, 2015	$ 37,203		$ (28,917)	$ 30,965	$ 35,506	$ (358)	$ 37,196	$ 7
Stockholders' Equity [Roll Forward]
Net income	5,318				5,317		5,317	1
Net income (loss)	5,319
Other comprehensive income (loss)	53					53	53
Stock option activity, stock awards, related tax benefits and other (in shares)		6
Stock option activity, stock awards, related tax benefits and other	525			525			525
Purchase of treasury shares, net of ESPP issuances (in shares)			(46)
Purchase of treasury shares, net of ESPP issuances	(4,421)		$ (4,566)	145			(4,421)
Common stock dividends	(1,840)				(1,840)		(1,840)
Other decreases in noncontrolling interests	(4)							(4)
Balance at end of period (in shares) at Dec. 31, 2016		1,705	(644)
Balance at end of period at Dec. 31, 2016	36,834		$ (33,483)	31,635	38,983	(305)	36,830	4
Stockholders' Equity [Roll Forward]
Net income (loss)	6,623				6,622		6,622	1
Other comprehensive income (loss)	140					140	140
Stock option activity, stock awards, related tax benefits and other (in shares)		7
Stock option activity, stock awards, related tax benefits and other	461			461			461
Purchase of treasury shares, net of ESPP issuances (in shares)			(54)
Purchase of treasury shares, net of ESPP issuances	(4,313)		$ (4,313)				(4,313)
Common stock dividends	(2,049)				(2,049)		(2,049)
Other decreases in noncontrolling interests	(1)							(1)
Balance at end of period (in shares) at Dec. 31, 2017		1,712	(698)
Balance at end of period at Dec. 31, 2017	37,695		$ (37,796)	32,096	43,556	(165)	37,691	4
Stockholders' Equity [Roll Forward]
Net income (loss)	(596)				(594)		(594)	(2)
Other comprehensive income (loss)	274					274	274
Common shares issued to acquire Aetna (in shares)			274
Common shares issued to acquire Aetna	22,484		$ 9,561	12,923			22,484
Stock option activity, stock awards, related tax benefits and other (in shares)		8
Stock option activity, stock awards, related tax benefits and other	421			421			421
Purchase of treasury shares, net of ESPP issuances (in shares)			(1)
Purchase of treasury shares, net of ESPP issuances	7		$ 7				7
Common stock dividends	(2,045)				(2,045)		(2,045)
Other decreases in noncontrolling interests	(13)							(13)
Acquisition of noncontrolling interests	329							329
Balance at end of period (in shares) at Dec. 31, 2018		1,720	(425)
Balance at end of period at Dec. 31, 2018	58,543		$ (28,228)	$ 45,440	40,911	102	58,225	$ 318
Stockholders' Equity [Roll Forward]
Adoption of new accounting standards (Note 1)	$ (13)				$ (6)	$ (7)	$ (13)